Cover	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	Performant Financial Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35628
Entity Tax Identification Number	20-0484934
Entity Address, Address Line One	333 North Canyons Parkway
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551
City Area Code	(925)
Local Phone Number	960-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	PFMT
Title of 12(b) Security	Common Stock, par value $.0001 per share
Entity Central Index Key	0001550695
Amendment Flag	false
Security Exchange Name	NASDAQ